Profit Interest Units of SIS Holdings LP (Details) - Schedule of equity based compensation costs - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation costs	$ 3,460	$ 4,235
Cost of revenue [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation costs	504	503
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation costs	1,844	2,211
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation costs	359	360
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation costs	$ 753	$ 1,161